Trade and other payables (Details) - Schedule of trade and other payables - MoonLake AG [Member] - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade and other payables (Details) - Schedule of trade and other payables [Line Items]
Legal and IP advisory fees payable	$ 1,860,884	$ 1,233,070
Research and development services	1,079,372	50,088
Supply and manufacturing fees payable	489,566	183,298
Other consulting and advisory services	173,289	71,938
Other payables	213,453	30,896
Total	$ 3,816,564	$ 1,569,290